Note 10 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Goodwill [Table Text Block]
	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2022	$259,804	$626,282	$886,086
Goodwill acquired during the year	59,456	230,290	289,746
Other items	555	2,722	3,277
Foreign exchange	503	213	716
Balance, December 31, 2023	320,318	859,507	1,179,825
Goodwill acquired during the year	20,839	182,145	202,984
Other items	(1,603)	16,528	14,925
Foreign exchange	(1,687)	(664)	(2,351)
Balance, December 31, 2024	$337,867	$1,057,516	$1,395,383